UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001889966

(Exact name of issuing entity as specified in its charter): Barclays Mortgage Loan Trust 2022-INV1

Central Index Key Number of issuing entity (if applicable): Not applicable

                                                     Esther Bernstein  (212) 526-3892
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of Third-Party Due Diligence Reports Obtained by the Issuer
Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 25, 2022	Sutton Funding LLC (Securitizer)

	By:	/s/ Grace Park
Name: Grace Park
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit number          Description

Exhibit 99.1	Due Diligence Narrative Report of AMC Diligence, LLC

Exhibit 99.2	AMC Rating Agency Grades

Exhibit 99.3a Exhibit 99.3b	Exhibit 99.3 - AMC Exception Grades Exhibit 99.3 - AMC Exception Grades (continued)

Exhibit 99.4	AMC Valuation Summary

Exhibit 99.5	AMC Supplemental Data
Exhibit 99.6a Exhibit 99.6b	Exhibit 99.6 - AMC Business Purpose Exhibit 99.6 - AMC Business Purpose (continued)
Exhibit 99.7	AMC Data Compare Summary (Total)
Exhibit 99.8	Due Diligence Narrative Report of Recovco Mortgage Management, LLC

Exhibit 99.9	Recovco Business Purpose Addendum

Exhibit 99.10	Recovco Rating Agency Grades

Exhibit 99.11	Recovco Loan Level Exception

Exhibit 99.12	Recovco Exception Level

Exhibit 99.13	Recovco QM-ATR Report

Exhibit 99.14	Recovco Supplemental Data Report

Exhibit 99.15	Recovco Valuation Summary

Exhibit 99.16	Recovco Multi Property

Exhibit 99.17	Recovco Data Comparison Report

Exhibit 99.18	Due Diligence Narrative Report of Infinity IPS, Inc.

Exhibit 99.19	Infinity Data Compare Report

Exhibit 99.20	Infinity Disposition and Comments Report

Exhibit 99.21	Infinity Individual Exception Report Mortgage Connect Title Lien Report

Exhibit 99.22	Infinity Loan Level Exception Report

Exhibit 99.23	Infinity Rating Agency Grade Report

Exhibit 99.24	Infinity Valuation Report

Exhibit 99.25	Due Diligence Narrative Report of Clayton Services LLC

Exhibit 99.26	Clayton Conditions Summary

Exhibit 99.27	Clayton Conditions Detail

Exhibit 99.28	Clayton Loan Grades

Exhibit 99.29	Clayton Loan Level Tape Compare

Exhibit 99.30	Clayton Non ATR QM

Exhibit 99.31	Clayton Rating Agency ATR QM Data Field

Exhibit 99.32	Clayton Valuations Summary

Exhibit 99.33	Clayton Waived Conditions Summary